SUBSEQUENT EVENTS (Details) - USD ($)																	1 Months Ended												3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 29, 2016	Apr. 19, 2016	Apr. 06, 2016	Apr. 01, 2016	Mar. 11, 2016	Mar. 09, 2016	Feb. 09, 2016	Jan. 20, 2016	Jan. 06, 2016	Nov. 18, 2015	Oct. 23, 2015	May. 11, 2015	Mar. 23, 2015	Sep. 12, 2014	Feb. 28, 2014	Jan. 09, 2013	Feb. 29, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Jan. 31, 2014	Mar. 31, 2016	Jul. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross																																654,000
Shares Issued, Price Per Share (in Dollars per share)																								$ 2.90			$ 2.50					$ 2.50
Conversion of Stock, Shares Issued																	54,859	84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334	59,267
Stock Issued During Period, Shares, New Issues										200,000	66,667			4,000														24,490	250,000		2,645,432	956,179
Class of Warrant or Rights, Granted										100,000	33,334	374,641		2,000														12,246	143,000		3,728,479	2,396,732
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)												$ 1.50
Proceeds from Issuance or Sale of Equity (in Dollars)										$ 300,000	$ 100,000			$ 10,000														$ 60,000	$ 352,000		$ 4,759,798	$ 1,969,410
Stock Issued During Period, Shares, Restricted Stock Award, Gross																													75,000
Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Issued													169,334					84,667	99,061	143,935	169,333	296,333	273,473	152,401	169,334	42,334					1,430,871
Conversion of Stock, Shares Converted													200				75	100	117	170	200	350	323	180	200	50	70				1,690
Stock Issued During Period, Shares, New Issues												450																		2,181
Class of Warrant or Rights, Granted												374,641			3,721,518	1,330,627
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)												$ 1.50			$ 1.50	$ 2.61												$ 2.61
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Stock Issued During Period, Shares, Share-based Compensation, Gross									75,000
Shares Issued, Price Per Share (in Dollars per share)					$ 1.26			$ 1.31	$ 2.90
Stock Issued During Period, Shares, Issued for Services					25,000			75,000
Conversion of Stock, Shares Issued							54,859
Stock Issued During Period, Shares, New Issues	1,135,731	169,959		200,654		200,000	50,000
Class of Warrant or Rights, Granted	567,866	84,980		100,327		100,000	25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.95	$ 1.95		$ 1.95		$ 1.95	$ 1.95
Warrant, Expriation Date	Apr. 29, 2019	Apr. 19, 2019		Apr. 01, 2019		Mar. 09, 2019	Feb. 09, 2019
Proceeds from Issuance or Sale of Equity (in Dollars)	$ 1,508,137	$ 227,427		$ 256,768		$ 300,000	$ 75,000
Stock Issued During Period, Shares, Restricted Stock Award, Gross			100,000
Subsequent Event [Member] | Series C Preferred Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Conversion of Stock, Shares Converted							75
Warrants Issued to Placement Agents [Member] | Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Class of Warrant or Rights, Granted	79,524	17,996		18,040		12,000	6,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 1.50	$ 1.50		$ 1.50		$ 1.50	$ 1.50
Warrant, Expriation Date	Apr. 29, 2019	Apr. 19, 2019		Apr. 01, 2019		Mar. 09, 2019	Feb. 09, 2019